Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2015
Transfers and Servicing [Abstract]
Schedule of mortgage servicing rights measured using amortization method with aggregate activity in related valuation allowances

	2015	2014
Mortgage servicing rights
Balance, beginning of year	$689,603	$746,968
Additions	73,650	53,859
Amortization	(118,186)	(111,224)
Balance at end of year	645,067	689,603

Valuation allowances
Balance at beginning of year	56,969	73,392
Additions due to decreases in market value	—	—
Reduction due to increases in market value	—	—
Reduction due to payoff of loans	(9,615)	(16,423)
Balances at end of year	47,354	56,969

Mortgage servicing assets, net	$597,713	$632,634

Fair value disclosures
Fair value as of the beginning of the period	$979,699	$1,120,000
Fair value as of the end of the period	$870,619	$979,699